Feb. 27, 2017

AMG FUNDS I

AMG Frontier Small Cap Growth Fund

Supplement dated June 30, 2017 to the Prospectus, dated February 27, 2017, as revised June 24, 2017, and

Statement of Additional Information, dated February 27, 2017

The following information supplements and supersedes any information to the contrary relating to AMG Frontier Small Cap Growth Fund (the “Fund”), a series of AMG Funds I (the “Trust”), contained in the Fund’s Prospectus (the “Prospectus”) and Statement of Additional Information (the “SAI”), dated as noted above.

Effective July 1, 2017 (the “Implementation Date”), the management fee for the Fund will be reduced from 0.85% to 0.70% and the contractual expense limitation amount will be reduced, through at least March 1, 2019, from 1.05% to 0.90% (the terms of the Fund’s expense limitation arrangement will otherwise remain the same). Shareholders will not experience any increase in expenses as a result of these changes as there will be no increase in the total net expense ratio for the Fund. AMG Funds LLC (the “Investment Manager”) will pay a portion of the management fee to the Fund’s subadviser for its services.

Effective on the Implementation Date, the Prospectus will be revised as follows:

The section under “Summary of the Funds – AMG Frontier Small Cap Growth Fund” titled “Fees and Expenses of the Fund” on page 3 will be deleted and replaced with the following:

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class I	Class Z
Management Fee[1]	0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees	0.25%	None	None
Other Expenses[1]	0.74%	0.74%	0.59%
Total Annual Fund Operating Expenses	1.69%	1.44%	1.29%
Fee Waiver and Expense Reimbursements[2]	(0.39)%	(0.39)%	(0.39)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[2]	1.30%	1.05%	0.90%

[1]	Expense information has been restated to reflect current fees.
[2]	AMG Funds LLC (the “Investment Manager”) has contractually agreed, through at least March 1, 2019, to waive management fees and/or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.90% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months, the Investment Manager may recover from the Fund fees waived and expenses paid pursuant to this contractual agreement, provided that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds I Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

Expense Example

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through March 1, 2019. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$132	$468	$855	$1,942
Class I	$107	$390	$724	$1,667
Class Z	$92	$343	$644	$1,498